Cash and Cash Equivalent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Lease offices amount	$ 60
Unrestricted bank deposits	$ 541,967	$ 346,663
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Annual interest rate	0.01%
Annual fixed interest rate	4.60%
Top of Range [Member]
Cash and Cash Equivalents [Line Items]
Annual interest rate	5.10%
Annual fixed interest rate	7.17%
Lease [Member]
Cash and Cash Equivalents [Line Items]
Restricted deposit	$ 881